UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	September 30, 2015

WESTERN ASSET

NEW YORK

MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks as high a level of income exempt from regular federal income tax and New York state and New York City personal income taxes* as is consistent with prudent investing.

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset New York Municipals Fund for the six-month reporting period ended September 30, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 30, 2015

II	Western Asset New York Municipals Fund

Investment commentary

Economic review

The pace of U.S. economic activity was mixed during the six months ended September 30, 2015 (the “reporting period”). Looking back, the U.S. Department of Commerce’s reported that first quarter 2015 U.S. gross domestic product (“GDP”)i growth was 0.6%. This modest reading was attributed to a number of factors, including a deceleration in personal consumption expenditures (“PCE”), along with negative contributions from exports, nonresidential fixed investment, and state and local government spending. Economic activity then accelerated, as second quarter GDP growth was 3.9%. The upturn was driven by increasing exports, accelerating PCE, declining imports, expanding state and local government spending, and rising nonresidential fixed investment. The U.S. Department of Commerce’s initial reading for third quarter 2015 GDP growth — released after the reporting period ended — was 1.5%. Decelerating growth was primarily due to a downturn in private inventory investment and decelerations in exports, nonresidential fixed investment, PCE, state and local government spending, and residential fixed investment.

The labor market was a tailwind for the economy during the reporting period. When the period began, unemployment was 5.4%, as reported by the U.S. Department of Labor. By September 2015, unemployment was 5.1%, equaling its lowest level since April 2008.

Western Asset New York Municipals Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)ii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed maintained the federal funds rateiii at a historically low range between zero and 0.25% during the reporting period. At its meeting that concluded on July 29, 2015, the Fed said “The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.” At its meeting that ended on September 17, 2015, the Fed decided to maintain the target between zero and 0.25%. Finally, at its meeting that concluded on October 28, 2015, after the close of the reporting period, the Fed said, “In determining whether it will be appropriate to raise the target range at its next meeting, the Committee will assess progress — both realized and expected — toward its objectives of maximum employment and 2 percent inflation.”

Q. Did Treasury yields trend higher or lower during the six months ended September 30, 2015?

A. Both short- and long-term Treasury yields moved higher during the reporting period. When the period began, the yield on the two-year Treasury note was 0.56%. Its low for the period was 0.49% on April 3, 2015 and it peaked at 0.82% in mid-September 2015. When the reporting period ended the yield on the two-year Treasury note was 0.64%. The yield on the ten-year Treasury note began the period at 1.94%. Its low for the period of 1.85% occurred on April 3, 2015. Its peak of 2.50% was on June 10, 2015 and the ten-year Treasury note concluded the reporting period at 2.06%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Due to weakness toward the end of the reporting period, high-yield corporate bonds and emerging market debt were among the weakest performers over the six months ended September 30, 2015. In contrast, sectors that were generally less sensitive to rising interest rates, such as asset-backed securities, posted positive results. Performance fluctuated with investor sentiment given the uncertainties regarding future Fed monetary policy, along with concerns over global growth and geopolitical issues.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market outperformed its taxable bond counterpart during the six months ended September 30, 2015, as the Barclays Municipal Bond Indexiv and the Barclays U.S. Aggregate Indexv returned 0.75% and -0.47%, respectively. The municipal market was supported by overall positive investor demand and largely improving fundamentals.

Performance review

For the six months ended September 30, 2015, Class A shares of Western Asset New York Municipals Fund, excluding sales charges, returned 0.74%. The Fund’s unmanaged benchmark, the Barclays New York Municipal Bond Indexvi, returned 1.02%

IV	Western Asset New York Municipals Fund

for the same period. The Lipper New York Municipal Debt Funds Category Average1 returned 0.41% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of September 30, 2015 (unaudited)
(excluding sales charges)	6 months
Western Asset New York Municipals Fund:
Class A	0.74%
Class B2	0.51%
Class C	0.52%
Class I	0.87%
Barclays New York Municipal Bond Index	1.02%
Lipper New York Municipal Debt Funds Category Average[1]	0.41%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended September 30, 2015 for Class A, Class B, Class C and Class I shares were 3.28%, 2.85%, 2.86% and 3.55%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 3.53%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated August 1, 2015, the gross total annual operating expense ratios for Class A, Class B, Class C and Class I shares were 0.73%, 1.36%, 1.30% and 0.62%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 100 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

Western Asset New York Municipals Fund	V

Investment commentary (cont’d)

Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.60% for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 30, 2015

RISKS: The Fund’s investments are subject to interest rate, inflation, reinvestment and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the Fund’s losses from events affecting a particular issuer. Lower-rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Western Asset New York Municipals Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Barclays New York Municipal Bond Index is a market value weighted index of New York investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one year or more.

Western Asset New York Municipals Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of September 30, 2015 and March 31, 2015 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset New York Municipals Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2015 and held for the six months ended September 30, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.74%	$1,000.00	$1,007.40	0.73%	$3.66	Class A	5.00%	$1,000.00	$1,021.35	0.73%	$3.69
Class B	0.51	1,000.00	1,005.10	1.33	6.67	Class B	5.00	1,000.00	1,018.35	1.33	6.71
Class C	0.52	1,000.00	1,005.20	1.30	6.52	Class C	5.00	1,000.00	1,018.50	1.30	6.56
Class I	0.87	1,000.00	1,008.70	0.60	3.01	Class I	5.00	1,000.00	1,022.00	0.60	3.03

2	Western Asset New York Municipals Fund 2015 Semi-Annual Report

[1]	For the six months ended September 30, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Western Asset New York Municipals Fund 2015 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — September 30, 2015

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays New York Municipal Bond Index
WA NY Muni	— Western Asset New York Municipals Fund

4	Western Asset New York Municipals Fund 2015 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — September 30, 2015

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays New York Municipal Bond Index
WA NY Muni	— Western Asset New York Municipals Fund

Western Asset New York Municipals Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited)

September 30, 2015

Western Asset New York Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 94.9%
Education — 11.0%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Buffalo State College Foundation Housing Corp. Project	5.375%	10/1/41	$2,040,000	$2,254,159
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College	5.000%	8/1/19	1,000,000	1,038,420
Erie County, NY, Industrial Development Agency, School Facility Revenue, Buffalo City School District	5.000%	5/1/31	10,000,000	11,198,000
Madison County, NY, Capital Resource Corp. Revenue, Colgate University	5.000%	7/1/40	4,000,000	4,547,960
New York State Dormitory Authority Revenue:
4201 School Program	5.000%	7/1/18	275,000	275,902
City University of New York, Consolidated Second General Resolution, AMBAC-TCRS	5.750%	7/1/18	1,905,000	2,052,047
City University Systems, FGIC-TCRS	5.625%	7/1/16	2,115,000	2,198,860
New York University, NATL	5.750%	7/1/27	6,300,000	7,883,379
Non-State Supported Debt, Brooklyn Law School	5.750%	7/1/33	1,750,000	1,930,653
Non-State Supported Debt, New School University	5.500%	7/1/40	25,000,000	28,644,000
Non-State Supported Debt, Pratt Institute	5.000%	7/1/39	1,000,000	1,108,860
Non-State Supported Debt, Pratt Institute	5.000%	7/1/44	1,000,000	1,104,120
Non-State Supported Debt, Skidmore College	5.500%	7/1/41	3,200,000	3,629,568
State University Adult Facilities, AGM	5.750%	5/15/17	1,070,000	1,159,120
Rensselaer County, NY, IDA, Civic Facilities Revenue:
Polytechnic Institute Dormitory Project	5.125%	8/1/27	5,820,000	5,840,777
Polytechnic Institute Dormitory Project	5.125%	8/1/29	5,430,000	5,449,385
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Revenue, Clarkson University Project	6.000%	9/1/34	600,000	717,162
Total Education				81,032,372
Health Care — 14.1%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Catholic Health System Obligated Group	5.000%	7/1/40	1,000,000	1,085,830
Monroe County, NY, Industrial Development Corp., FHA, Insured Mortgage Revenue, Unity Hospital of Rochester Project	5.500%	8/15/40	9,000,000	10,297,980
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside	2.000%	1/1/49	1,960,919	235,310
Amsterdam At Harborside	6.700%	1/1/49	5,433,750	5,330,889
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	5.000%	7/1/31	2,000,000	2,196,220
Winthrop University Hospital Association Project	5.000%	7/1/32	1,750,000	1,912,872

See Notes to Financial Statements.

6	Western Asset New York Municipals Fund 2015 Semi-Annual Report

Western Asset New York Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care — continued
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.000%	2/15/30	$15,000,000	$16,500,750
New York State Dormitory Authority Revenue:
New York University Hospitals Center	5.000%	7/1/26	10,000,000	10,305,700
Non-State Supported Debt, Cabrini Westchester, GNMA-Collateralized, FHA	5.200%	2/15/41	4,395,000	4,716,978
Non-State Supported Debt, Insured Mortgage Hospital Montefiore, FHA	5.000%	8/1/22	2,500,000	2,666,925
Non-State Supported Debt, Mount Sinai Hospital	5.000%	7/1/26	5,000,000	5,657,900
Non-State Supported Debt, Municipal Health Facilities	5.000%	1/15/28	7,000,000	7,592,480
Non-State Supported Debt, Municipal Health Facilities	5.000%	1/15/32	25,000,000	26,945,750
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.500%	5/1/33	3,000,000	3,356,910
Non-State Supported Debt, NYU Hospitals Center	6.000%	7/1/40	4,000,000	4,643,960
United Cerebral Palsy, AMBAC	5.125%	7/1/21	205,000	205,027
Total Health Care				103,651,481
Housing — 3.2%
New York City, NY, HDC, MFH Revenue	4.600%	11/1/26	6,250,000	6,313,687	(a)
New York City, NY, HDC, MFH Revenue	5.150%	11/1/45	1,630,000	1,674,173
New York City, NY, HDC, MFH Revenue, Seaview Towers	4.600%	7/15/26	8,275,000	8,415,427	(a)
New York State Housing Finance Agency Revenue	5.250%	11/1/41	1,000,000	1,046,960
New York State Housing Finance Agency Revenue:
Affordable Housing	4.800%	11/1/34	4,450,000	4,626,621
Affordable Housing	4.750%	11/1/36	1,000,000	1,026,690
Total Housing				23,103,558
Industrial Revenue — 13.5%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	5.000%	1/1/35	1,400,000	1,488,256	(a)(b)
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	25,000,000	30,492,250
New York City, NY, Industrial Development Agency, Special Facility Revenue, JFK International Airport Project, American Airlines Group	2.000%	8/1/16	3,600,000	3,606,120	(a)(c)(d)
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	1,520,000	1,536,553	(b)
4 World Trade Center LLC Project	5.000%	11/15/44	5,000,000	5,463,900
4 World Trade Center LLC Project	5.750%	11/15/51	7,000,000	8,067,290
Second Priority, Bank of America Tower	5.125%	1/15/44	22,500,000	24,977,700
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/42	20,000,000	23,176,600
Total Industrial Revenue				98,808,669

See Notes to Financial Statements.

Western Asset New York Municipals Fund 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

September 30, 2015

Western Asset New York Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Leasing — 8.5%
New York City, NY, TFA, Building Aid Revenue	5.250%	1/15/39	$27,000,000	$30,152,520
New York City, NY, TFA, Building Aid Revenue, Fiscal 2015	5.000%	7/15/43	7,500,000	8,422,200
New York State Dormitory Authority Revenue, State University Educational Facilities, AGM	5.875%	5/15/17	12,110,000	12,778,472
New York State Dormitory Authority, Lease Revenue, State University Dormitory Facilities	5.000%	7/1/39	7,250,000	8,021,255
New York State Urban Development Corp. Revenue, State Facilities	5.700%	4/1/20	3,000,000	3,311,160
Total Leasing				62,685,607
Local General Obligation — 4.1%
New York City, NY, GO	5.000%	8/1/23	25,000,000	29,918,500
Other — 0.3%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	6.000%	10/1/39	1,750,000	1,942,500
Power — 2.9%
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	10,000,000	11,465,300
New York State Energy Research & Development Authority, Gas Facilities Revenue, Brooklyn Union Gas Co. Project, RIBS	13.446%	7/1/26	3,000,000	3,018,540	(a)(c)
Port Authority of New York & New Jersey, Special Obligation Revenue, 5th Installment, Special Project	6.750%	10/1/19	6,900,000	6,900,621	(a)
Total Power				21,384,461
Pre-Refunded/Escrowed to Maturity — 9.7%
New York State Dormitory Authority Revenue:
New York University	5.000%	7/1/38	10,000,000	11,135,500	(e)
New York University, AMBAC	5.000%	7/1/32	8,000,000	8,599,200	(e)
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.250%	5/1/30	8,750,000	10,075,012	(e)
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.500%	5/1/37	13,000,000	15,082,470	(e)
Non-State Supported Debt, University of New York, AMBAC	5.000%	7/1/37	5,000,000	5,374,500	(e)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	12/15/35	3,500,000	3,689,455	(e)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/39	15,000	17,016	(e)
New York State Dormitory Authority, State Personal Income Tax Revenue, Education	5.000%	3/15/31	10,000,000	10,436,549	(e)
New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds	5.000%	6/15/16	2,550,000	2,558,746	(f)
Triborough Bridge & Tunnel Authority	5.375%	1/1/19	4,200,000	4,252,920	(e)
Total Pre-Refunded/Escrowed to Maturity				71,221,368

See Notes to Financial Statements.

8	Western Asset New York Municipals Fund 2015 Semi-Annual Report

Western Asset New York Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Solid Waste/Resource Recovery — 0.1%
Essex County, NY, Industrial Development Agency Revenue, Solid Waste, International Paper Co. Project	6.150%	4/1/21	$1,065,000	$1,068,738	(a)
Special Tax Obligation — 17.3%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	20,000,000	22,805,800
Build NYC Resource Corp., NY, Revenue:
YMCA of Greater New York Project	5.000%	8/1/20	1,055,000	1,203,945
YMCA of Greater New York Project	5.000%	8/1/21	680,000	785,509
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	5/1/38	25,000,000	27,682,250
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/37	4,000,000	4,337,760
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/39	15,860,000	17,584,458
New York State Dormitory Authority, State Personal Income Tax Revenue:
General Purpose	5.000%	2/15/25	4,000,000	4,837,400
General Purpose Bonds	5.000%	12/15/26	23,700,000	28,144,461
New York State Local Assistance Corp., Refunded	5.500%	4/1/17	2,460,000	2,584,082
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.250%	10/1/29	10,000,000	11,084,100
Matching Fund Loan	6.750%	10/1/37	5,000,000	5,644,750
Total Special Tax Obligation				126,694,515
Transportation — 4.9%
MTA, New York Revenue, NATL	5.000%	11/15/35	10,000,000	10,054,300
New York City, NY, Industrial Development Agency, Airport Facilities Revenue	5.000%	7/1/18	5,000,000	5,364,450	(a)
New York City, NY, Industrial Development Agency, Airport Facilities Revenue	5.000%	7/1/19	3,000,000	3,260,430	(a)
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41	10,000,000	10,907,900
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/29	2,675,000	3,126,781
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/30	2,745,000	3,191,199
Total Transportation				35,905,060
Water & Sewer — 5.3%
Buffalo, NY, Municipal Water Finance Authority Revenue	5.000%	7/1/28	1,000,000	1,162,270
Buffalo, NY, Municipal Water Finance Authority Revenue	5.000%	7/1/29	250,000	288,293
New York City, NY, Municipal Water Finance Authority:
Water & Sewer System Revenue	5.000%	6/15/38	10,000,000	10,623,100	(g)
Water & Sewer System Revenue	5.000%	6/15/39	7,000,000	7,759,920
Water & Sewer System Revenue	5.750%	6/15/40	15,000,000	16,702,200

See Notes to Financial Statements.

Western Asset New York Municipals Fund 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

September 30, 2015

Western Asset New York Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Water & Sewer — continued
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/40	$1,040,000	$1,165,923
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/45	1,250,000	1,392,800
Total Water & Sewer				39,094,506
Total Investments before Short-Term Investments (Cost — $630,473,844)				696,511,335
Short-Term Investments — 3.9%
Education — 0.0%
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.010%	12/1/29	100,000	100,000	(h)(i)
Finance — 0.3%
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.250%	11/1/22	2,350,000	2,350,000	(h)(i)
General Obligation — 0.7%
Mercer County, PA, GO, AGM, SPA-PNC Bank N.A.	0.060%	10/1/31	830,000	830,000	(h)(i)
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.250%	11/1/26	1,100,000	1,100,000	(h)(i)
Subordinated, LOC-Dexia Credit Local	0.250%	3/1/34	1,100,000	1,100,000	(h)(i)
Texas State, GO:
Veterans Housing Assistance, SPA-JPMorgan Chase	0.030%	6/1/38	1,300,000	1,300,000	(a)(h)(i)
Veterans Housing Fund II, SPA-Landesbank Hessen-Thuringen	0.040%	6/1/33	1,000,000	1,000,000	(a)(h)(i)
Total General Obligation				5,330,000
Health Care — 0.4%
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.020%	1/15/27	2,200,000	2,200,000	(h)(i)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	0.080%	11/1/34	200,000	200,000	(h)(i)
Total Health Care				2,400,000
Housing: Multi-Family — 1.1%
New York City, NY, HDC, MFH Rent Revenue, Royal Properties, LIQ-FNMA	0.010%	4/15/35	3,200,000	3,200,000	(h)(i)
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.020%	5/1/18	1,700,000	1,700,000	(h)(i)
New York State Housing Finance Agency Revenue, Worth Street, LIQ-FNMA	0.020%	5/15/33	3,100,000	3,100,000	(a)(h)(i)
Total Housing: Multi-Family				8,000,000
Solid Waste/Resource Recovery — 0.0%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.130%	11/1/20	100,000	100,000	(a)(h)(i)

See Notes to Financial Statements.

10	Western Asset New York Municipals Fund 2015 Semi-Annual Report

Western Asset New York Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Tax Allocation — 0.2%
Nassau County, NY, Interim Finance Authority Revenue, SPA-Sumitomo Mitsui Banking, Sales Tax Secured	0.010%	11/15/21	$1,500,000	$1,500,000	(h)(i)
Transportation — 0.1%
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.010%	4/1/38	500,000	500,000	(h)(i)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue, SPA-Sumitomo Mitsui Banking	0.010%	4/1/36	400,000	400,000	(h)(i)
Total Transportation				900,000
Water & Sewer — 1.1%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.250%	6/15/32	4,100,000	4,100,000	(h)(i)
Second General Resolution, SPA-Dexia Credit Local	0.250%	6/15/32	4,000,000	4,000,000	(h)(i)
Total Water & Sewer				8,100,000
Total Short-Term Investments (Cost — $28,780,000)				28,780,000
Total Investments — 98.8% (Cost — $659,253,844#)				725,291,335
Other Assets in Excess of Liabilities — 1.2%				9,170,020
Total Net Assets — 100.0%				$734,461,355

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Maturity date shown represents the mandatory tender date.

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Western Asset New York Municipals Fund 2015 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

September 30, 2015

Western Asset New York Municipals Fund

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
RIBS	— Residual Interest Bonds
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority

Ratings table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	14.1%
AA/Aa	44.1
A	22.7
BBB/Baa	10.9
BB/Ba	0.1
A-1/VMIG 1	4.0
NR***	4.1
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

12	Western Asset New York Municipals Fund 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited)

September 30, 2015

Assets:
Investments, at value (Cost — $659,253,844)	$725,291,335
Interest receivable	9,551,356
Receivable for securities sold	1,435,000
Receivable for Fund shares sold	320,480
Receivable from broker — variation margin on open futures contracts	26,438
Prepaid expenses	46,296
Total Assets	736,670,905

Liabilities:
Payable for Fund shares repurchased	1,338,044
Investment management fee payable	296,369
Distributions payable	255,083
Service and/or distribution fees payable	121,271
Due to custodian	8,828
Trustees’ fees payable	4,674
Accrued expenses	185,281
Total Liabilities	2,209,550
Total Net Assets	$734,461,355

Net Assets:
Par value (Note 7)	$539
Paid-in capital in excess of par value	699,771,122
Undistributed net investment income	1,699,720
Accumulated net realized loss on investments and futures contracts	(33,102,435)
Net unrealized appreciation on investments and futures contracts	66,092,409
Total Net Assets	$734,461,355

See Notes to Financial Statements.

Western Asset New York Municipals Fund 2015 Semi-Annual Report	13

Statement of assets and liabilities (unaudited) (cont’d)

September 30, 2015

Net Assets:
Class A	$542,377,512
Class B	$5,096,712
Class C	$92,029,084
Class I	$94,958,047

Shares Outstanding:
Class A	39,807,584
Class B	374,423
Class C	6,759,997
Class I	6,974,426

Net Asset Value:
Class A (and redemption price)	$13.62
Class B*	$13.61
Class C*	$13.61
Class I (and redemption price)	$13.62
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$14.22

*	Redemption price per share is NAV of Class B and Class C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

14	Western Asset New York Municipals Fund 2015 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended September 30, 2015

Investment Income:
Interest	$16,248,062

Expenses:
Investment management fee (Note 2)	1,819,345
Service and/or distribution fees (Notes 2 and 5)	738,412
Transfer agent fees (Note 5)	164,899
Legal fees	35,948
Fund accounting fees	35,440
Registration fees	30,347
Audit and tax fees	20,205
Shareholder reports	12,944
Insurance	5,909
Trustees’ fees	5,800
Custody fees	2,077
Miscellaneous expenses	4,055
Total Expenses	2,875,381
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(5,868)
Net Expenses	2,869,513
Net Investment Income	13,378,549

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(240,545)
Futures contracts	281,758
Net Realized Gain	41,213
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(8,095,569)
Futures contracts	255,836
Change in Net Unrealized Appreciation (Depreciation)	(7,839,733)
Net Loss on Investments and Futures Contracts	(7,798,520)
Increase in Net Assets from Operations	$5,580,029

See Notes to Financial Statements.

Western Asset New York Municipals Fund 2015 Semi-Annual Report	15

Statements of changes in net assets

For the Six Months Ended September 30, 2015 (unaudited) and the Year Ended March 31, 2015	September 30	March 31

Operations:
Net investment income	$13,378,549	$26,848,766
Net realized gain (loss)	41,213	(8,946,510)
Change in net unrealized appreciation (depreciation)	(7,839,733)	34,730,993
Increase in Net Assets from Operations	5,580,029	52,633,249

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(13,107,385)	(26,689,645)
Decrease in Net Assets from Distributions to Shareholders	(13,107,385)	(26,689,645)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	52,234,967	86,763,233
Reinvestment of distributions	11,546,471	23,461,320
Cost of shares repurchased	(56,555,838)	(122,600,852)
Increase (Decrease) in Net Assets from Fund Share Transactions	7,225,600	(12,376,299)
Increase (Decrease) in Net Assets	(301,756)	13,567,305

Net Assets:
Beginning of period	734,763,111	721,195,806
End of period*	$734,461,355	$734,763,111
*Includes undistributed net investment income of:	$1,699,720	$1,428,556

See Notes to Financial Statements.

16	Western Asset New York Municipals Fund 2015 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class A Shares[1]	2015[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$13.77	$13.28	$14.24	$14.07	$12.85	$13.60

Income (loss) from operations:
Net investment income	0.25	0.51	0.55	0.52	0.58	0.58
Net realized and unrealized gain (loss)	(0.15)	0.49	(0.97)	0.17	1.21	(0.74)
Total income (loss) from operations	0.10	1.00	(0.42)	0.69	1.79	(0.16)

Less distributions from:
Net investment income	(0.25)	(0.51)	(0.54)	(0.52)	(0.57)	(0.59)
Net realized gains	—	—	—	—	—	(0.00) [3]
Total distributions	(0.25)	(0.51)	(0.54)	(0.52)	(0.57)	(0.59)

Net asset value, end of period	$13.62	$13.77	$13.28	$14.24	$14.07	$12.85
Total return[4]	0.74%	7.63%	(2.90)%	4.91%	14.20%	(1.29)%

Net assets, end of period (millions)	$542	$545	$544	$786	$778	$661

Ratios to average net assets:
Gross expenses	0.73%[5]	0.73%	0.73%	0.71%	0.71%	0.71%
Net expenses	0.73 [5]	0.73	0.73	0.71	0.71	0.71
Net investment income	3.74 [5]	3.77	4.05	3.62	4.25	4.35

Portfolio turnover rate	2%	3%	2%	11%	8%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2015 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

See Notes to Financial Statements.

Western Asset New York Municipals Fund 2015 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class B Shares[1]	2015[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$13.75	$13.27	$14.23	$14.06	$12.85	$13.60

Income (loss) from operations:
Net investment income	0.21	0.43	0.46	0.43	0.49	0.50
Net realized and unrealized gain (loss)	(0.14)	0.47	(0.97)	0.17	1.22	(0.75)
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.05
Total income (loss) from operations	0.07	0.90	(0.51)	0.60	1.71	(0.20)

Less distributions from:
Net investment income	(0.21)	(0.42)	(0.45)	(0.43)	(0.50)	(0.55)
Net realized gains	—	—	—	—	—	(0.00) [3]
Total distributions	(0.21)	(0.42)	(0.45)	(0.43)	(0.50)	(0.55)

Net asset value, end of period	$13.61	$13.75	$13.27	$14.23	$14.06	$12.85
Total return[4]	0.51%	6.89%	(3.53)%	4.29%	13.50%	(1.55)%[5]

Net assets, end of period (millions)	$5	$6	$8	$11	$13	$15

Ratios to average net assets:
Gross expenses	1.33%[6]	1.36%	1.38%	1.31%	1.35%	1.33%
Net expenses	1.33 [6]	1.36	1.38	1.31	1.35	1.33
Net investment income	3.14 [6]	3.14	3.41	3.03	3.62	3.72

Portfolio turnover rate	2%	3%	2%	11%	8%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2015 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been (1.93)%. Class B received $84,668 related to this distribution.

[6]	Annualized.

See Notes to Financial Statements.

18	Western Asset New York Municipals Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class C Shares[1]	2015[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$13.75	$13.27	$14.23	$14.06	$12.84	$13.59

Income (loss) from operations:
Net investment income	0.22	0.44	0.47	0.44	0.50	0.51
Net realized and unrealized gain (loss)	(0.15)	0.47	(0.97)	0.16	1.22	(0.75)
Total income (loss) from operations	0.07	0.91	(0.50)	0.60	1.72	(0.24)

Less distributions from:
Net investment income	(0.21)	(0.43)	(0.46)	(0.43)	(0.50)	(0.51)
Net realized gains	—	—	—	—	—	(0.00) [3]
Total distributions	(0.21)	(0.43)	(0.46)	(0.43)	(0.50)	(0.51)

Net asset value, end of period	$13.61	$13.75	$13.27	$14.23	$14.06	$12.84
Total return[4]	0.52%	6.94%	(3.46)%	4.31%	13.56%	(1.87)%

Net assets, end of period (millions)	$92	$91	$93	$145	$143	$120

Ratios to average net assets:
Gross expenses	1.30%[5]	1.30%	1.30%	1.28%	1.28%	1.28%
Net expenses	1.30 [5]	1.30	1.30	1.28	1.28	1.28
Net investment income	3.16 [5]	3.19	3.48	3.05	3.68	3.78

Portfolio turnover rate	2%	3%	2%	11%	8%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2015 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

See Notes to Financial Statements.

Western Asset New York Municipals Fund 2015 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class I Shares[1]	2015[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$13.76	$13.27	$14.23	$14.06	$12.84	$13.59

Income (loss) from operations:
Net investment income	0.26	0.53	0.56	0.54	0.60	0.60
Net realized and unrealized gain (loss)	(0.14)	0.49	(0.96)	0.17	1.21	(0.75)
Total income (loss) from operations	0.12	1.02	(0.40)	0.71	1.81	(0.15)

Less distributions from:
Net investment income	(0.26)	(0.53)	(0.56)	(0.54)	(0.59)	(0.60)
Net realized gains	—	—	—	—	—	(0.00) [3]
Total distributions	(0.26)	(0.53)	(0.56)	(0.54)	(0.59)	(0.60)

Net asset value, end of period	$13.62	$13.76	$13.27	$14.23	$14.06	$12.84
Total return[4]	0.87%	7.77%	(2.78)%	5.06%	14.36%	(1.17)%

Net assets, end of period (millions)	$95	$93	$76	$107	$94	$73

Ratios to average net assets:
Gross expenses	0.61%[5]	0.62%	0.66%	0.58%	0.58%	0.56%
Net expenses[6]	0.60 [5,7]	0.60 [7]	0.60 [7]	0.57 [7]	0.58	0.56
Net investment income	3.86 [5]	3.89	4.19	3.77	4.38	4.49

Portfolio turnover rate	2%	3%	2%	11%	8%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2015 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	Western Asset New York Municipals Fund 2015 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Western Asset New York Municipals Fund 2015 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

22	Western Asset New York Municipals Fund 2015 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$696,511,335	—	$696,511,335
Short-term investments†	—	28,780,000	—	28,780,000
Total investments	—	$725,291,335	—	$725,291,335
Other financial instruments:
Futures contracts	$54,918	—	—	$54,918
Total	$54,918	$725,291,335	—	$725,346,253

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. The

Western Asset New York Municipals Fund 2015 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

24	Western Asset New York Municipals Fund 2015 Semi-Annual Report

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

During the six months ended September 30, 2015, fees waived and/or expenses reimbursed amounted to $5,868.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2015, LMIS and its affiliates retained sales charges of $38,048 on sales of the Fund’s Class A shares. In addition, for the six months ended September 30, 2015, CDSCs paid to LMIS and its affiliates were:

	Class A	Class B	Class C
CDSCs	$2	$441	$800

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change had no effect on fees previously deferred. As of September 30, 2015, the Fund had accrued $1,623 as deferred compensation payable.

Western Asset New York Municipals Fund 2015 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended September 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$14,615,391
Sales	16,256,888

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$69,659,341
Gross unrealized depreciation	(3,621,850)
Net unrealized appreciation	$66,037,491

At September 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	47	12/15	$7,450,074	$7,395,156	$54,918

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at September 30, 2015.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$54,918

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2015. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$281,758

26	Western Asset New York Municipals Fund 2015 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$255,836

During the six months ended September 30, 2015, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$9,358,259

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at September 30, 2015:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$26,438	—	$26,438

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class B and Class C shares calculated at the annual rate of 0.15%, 0.65% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$403,961	$101,208
Class B	17,532	3,703
Class C	316,919	26,927
Class I	—	33,061
Total	$738,412	$164,899

For the six months ended September 30, 2015, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class B	—
Class C	—
Class I	$5,868
Total	$5,868

Western Asset New York Municipals Fund 2015 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended September 30, 2015	Year Ended March 31, 2015
Net Investment Income:
Class A	$9,862,072	$20,349,293
Class B	82,567	215,591
Class C	1,397,927	2,925,757
Class I	1,764,819	3,199,004
Total	$13,107,385	$26,689,645

7. Shares of beneficial interest

At September 30, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2015		Year Ended March 31, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,227,366	$30,381,484	3,678,284	$50,188,340
Shares issued on reinvestment	672,647	9,167,127	1,378,368	18,835,799
Shares repurchased	(2,660,695)	(36,276,453)	(6,512,730)	(88,712,114)
Net increase (decrease)	239,318	$3,272,158	(1,456,078)	$(19,687,975)

Class B
Shares sold	353	$4,818	2,147	$29,565
Shares issued on reinvestment	4,883	66,489	12,948	176,657
Shares repurchased	(60,152)	(819,539)	(169,176)	(2,307,113)
Net decrease	(54,916)	$(748,232)	(154,081)	$(2,100,891)

Class C
Shares sold	540,642	$7,361,722	617,539	$8,413,911
Shares issued on reinvestment	81,953	1,115,945	174,295	2,379,689
Shares repurchased	(511,222)	(6,964,223)	(1,131,766)	(15,392,047)
Net increase (decrease)	111,373	$1,513,444	(339,932)	$(4,598,447)

Class I
Shares sold	1,061,770	$14,486,943	2,057,138	$28,131,417
Shares issued on reinvestment	87,880	1,196,910	151,405	2,069,175
Shares repurchased	(916,703)	(12,495,623)	(1,188,711)	(16,189,578)
Net increase	232,947	$3,188,230	1,019,832	$14,011,014

28	Western Asset New York Municipals Fund 2015 Semi-Annual Report

8. Capital loss carryforward

As of March 31, 2015, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
3/31/2019	$(3,759,820)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $30,932,055, which have no expiration date, must be used first to offset any such gains.

Western Asset New York Municipals Fund 2015 Semi-Annual Report	29

Western Asset

New York Municipals Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust*

*	Effective June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset New York Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset New York Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset New York Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD03481 11/15 SR15-2614

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015